Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale securities
Amortized cost	SFr 2,904	SFr 2,127
Gross unrealized gains, Securities	7	64
Gross unrealized losses, Securities	0	0
Fair value	2,911	2,191
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,904	2,032
Gross unrealized gains, Debt securities	7	34
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2,911	2,066
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	2	199
Gross unrealized gains, Debt securities	0	13
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2	212
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	821	1,215
Gross unrealized gains, Debt securities	7	21
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	828	1,236
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	649	238
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	649	238
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	1,430	207
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1,430	207
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	2	173
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2	173
Equity securities
Available-for-sale securities
Amortized cost, Equity securities		95
Gross unrealized gains, Equity securities		30
Gross unrealized losses, Equity securities		0
Fair value, Equity securities		125
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities		95
Gross unrealized gains, Equity securities		30
Gross unrealized losses, Equity securities		0
Fair value, Equity securities		125
Bank
Available-for-sale securities
Amortized cost	2,902	2,125
Gross unrealized gains, Securities	7	64
Gross unrealized losses, Securities	0	0
Fair value	2,909	2,189
Bank | Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,902	2,030
Gross unrealized gains, Debt securities	7	34
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2,909	2,064
Bank | Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	0	197
Gross unrealized gains, Debt securities	0	13
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	0	210
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	821	1,215
Gross unrealized gains, Debt securities	7	21
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	828	1,236
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	649	238
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	649	238
Bank | Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	1,430	207
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1,430	207
Bank | Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	2	173
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	SFr 2	173
Bank | Equity securities
Available-for-sale securities
Amortized cost, Equity securities		95
Gross unrealized gains, Equity securities		30
Gross unrealized losses, Equity securities		0
Fair value, Equity securities		125
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities		95
Gross unrealized gains, Equity securities		30
Gross unrealized losses, Equity securities		0
Fair value, Equity securities		SFr 125